CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Noncurrent assets
Intangible assets	€ 48,000	€ 541,000	€ 568,000
Property, plant and equipment	5,005,000	9,125,000	7,385,000
Deferred tax assets	217,000	225,000
Investments accounted for using the equity method	1,139,000	1,425,000
Other noncurrent assets	1,047,000	10,055,000	1,668,000
Total noncurrent assets	7,456,000	21,371,000	9,621,000
Current assets
Inventories	0	417,000	373,000
Trade receivables and others	531,000	3,807,000	0
Tax receivables	4,941,000	5,352,000	6,007,000
Other current assets	9,476,000	11,696,000	13,267,000
Cash and cash equivalents	96,564,000	26,918,000	86,736,000
Total current assets	111,511,000	48,189,000	106,383,000
Total assets	118,967,000	69,561,000	116,004,000
Shareholders' equity
Share capital	956,624	521,000	421,000
Premiums related to share capital	249,160,000	201,862,000	173,886,000
Reserves	(173,151,000)	(124,584,000)	(74,286,000)
Translation reserve	600,000	596,000	(271,000)
Net loss for the period	(184,212,000)	(110,426,000)	(54,274,000)
Total Shareholders' equity	(106,647,000)	(32,032,000)	45,476,000
Noncurrent liabilities
Long-term debt	48,460,000	32,181,000	28,663,000
Long-term derivatives	24,315,000	10,265,000	9,876,000
Royalty certificates liabilities	29,207,000	6,327,000
Provisions for retirement benefit obligations	1,762,000	1,559,000	1,234,000
Longterm contract liabilities	107,000	70,000	55,000
Other non-current liabilities	1,032,000	1,032,000
Total noncurrent liabilities	104,883,000	51,434,000	39,827,000
Current liabilities
Shortterm debt	5,868,000	5,308,000	5,851,000
Short-term derivatives	73,400,000
Trade payables	32,862,000	37,679,000	19,359,000
Shortterm contract liabilities	0	6,000	6,000
Other current liabilities	8,600,000	7,165,000	5,485,000
Total current liabilities	120,731,000	50,158,000	30,701,000
Total liabilities	225,614,000	101,592,000	70,528,000
Total liabilities and shareholders' equity	€ 118,967,000	€ 69,561,000	€ 116,004,000